PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost		$ 133,788	$ 125,442
Less - accumulated depreciation and amortization	[1]	(84,922)	(74,982)
Total property and equipment, net		48,866	50,460	$ 39,047
Operating equipment, amount subject to lease transactions		36,300	28,800
Accumulated depreciation and amortization subject to lease transactions		20,200	13,000
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	59,888	59,074
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		48,572	42,754
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,914	1,879
Building [Member]
Property, Plant and Equipment [Line Items]
Cost		6,453	6,415
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		8,753	7,910
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 8,208	$ 7,410

[1]	As of December 31, 2019 and 2018, an amount of US$ 20.2 million and US$ 13.0 million is subject to operating lease transactions, respectively.
[2]	As of December 31, 2019 and 2018, an amount of US$ 36.3 million and US$ 28.8 million is subject to operating lease transactions, respectively.